Related Party Notes Payable (Details) - Schedule of business combination - USD ($) $ in Thousands			12 Months Ended
		Jan. 01, 2020	Dec. 31, 2021
Related party note One [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[1]		June 30, 2021
Contractual Interest Rates	[1]		12.00%
Net Carrying Value at 12/31/2020	[1]	$ 220,690
Amortization of Discounts & Fair Value Adjustments	[1]		$ 657
Accrued Interest at Settlement	[1]		73,448
Borrowing	[1]
Cash Payments of Principal and Interest	[1]
Equity Settlements of Principal and Interest	[1]		(294,795)
Net Carrying Value at 12/31/2021	[1]
Loss (Gain) at Settlement	[1]
Related party note Two [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[1]		June 30, 2021
Contractual Interest Rates	[1]		12.00%
Net Carrying Value at 12/31/2020	[1]	19,196
Amortization of Discounts & Fair Value Adjustments	[1]
Accrued Interest at Settlement	[1]
Borrowing	[1]
Cash Payments of Principal and Interest	[1]
Equity Settlements of Principal and Interest	[1]		(19,196)
Loss (Gain) at Settlement	[1]		$ 7,256
Related party note Three [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[2]		Due on Demand
Contractual Interest Rates	[2]		15.00%
Net Carrying Value at 12/31/2020	[2]	10,000
Amortization of Discounts & Fair Value Adjustments	[2]
Accrued Interest at Settlement	[2]		3,708
Borrowing	[2]
Cash Payments of Principal and Interest	[2]		(13,708)
Equity Settlements of Principal and Interest	[2]
Net Carrying Value at 12/31/2021	[2]
Loss (Gain) at Settlement	[2]
Related party notes – NPA tranche [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[3]		October 9, 2021
Contractual Interest Rates	[3]		10.00%
Net Carrying Value at 12/31/2020	[3]	32,949
Amortization of Discounts & Fair Value Adjustments	[3]		$ 163
Accrued Interest at Settlement	[3]		5,728
Borrowing	[3]
Cash Payments of Principal and Interest	[3]		(27,593)
Equity Settlements of Principal and Interest	[3]		(11,247)
Net Carrying Value at 12/31/2021	[3]
Loss (Gain) at Settlement	[3]		$ 4,257
Related party notes – China various other [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[4]		Due on Demand
Net Carrying Value at 12/31/2020	[4]	774
Amortization of Discounts & Fair Value Adjustments	[4]
Accrued Interest at Settlement	[4]
Borrowing	[4]
Cash Payments of Principal and Interest	[4]
Equity Settlements of Principal and Interest	[4]		(774)
Net Carrying Value at 12/31/2021	[4]
Loss (Gain) at Settlement	[4]		$ 292
Related party notes – China various other [Member] | Minimum [Member]
Settlement prior to the Business Combination:
Contractual Interest Rates	[4]		0.00%
Related party notes – China various other [Member] | Maximum [Member]
Settlement prior to the Business Combination:
Contractual Interest Rates	[4]		10.00%
Related party notes – China other [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[4]		Due on Demand
Contractual Interest Rates	[4]		8.99%
Net Carrying Value at 12/31/2020	[4]	1,407
Amortization of Discounts & Fair Value Adjustments	[4]		$ 3
Accrued Interest at Settlement	[4]		44
Borrowing	[4]
Cash Payments of Principal and Interest	[4]
Equity Settlements of Principal and Interest	[4]		(1,454)
Net Carrying Value at 12/31/2021	[4]
Loss (Gain) at Settlement	[4]		$ 550
Related party notes – Other [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[5]		Due on Demand
Contractual Interest Rates	[5]		0.00%
Net Carrying Value at 12/31/2020	[5]	424
Amortization of Discounts & Fair Value Adjustments	[5]
Accrued Interest at Settlement	[5]
Borrowing	[5]		200
Cash Payments of Principal and Interest	[5]		(624)
Equity Settlements of Principal and Interest	[5]
Net Carrying Value at 12/31/2021	[5]
Loss (Gain) at Settlement	[5]
Related party notes – Other One [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[6]		June 30, 2021
Contractual Interest Rates	[6]		6.99%
Net Carrying Value at 12/31/2020	[6]	4,110
Amortization of Discounts & Fair Value Adjustments	[6]		$ 50
Accrued Interest at Settlement	[6]
Borrowing	[6]
Cash Payments of Principal and Interest	[6]
Equity Settlements of Principal and Interest	[6]		(4,160)
Net Carrying Value at 12/31/2021	[6]
Loss (Gain) at Settlement	[6]		$ 1,572
Related party notes – Other Two [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[7]		June 30, 2021
Contractual Interest Rates	[7]		8.00%
Net Carrying Value at 12/31/2020	[7]	6,417
Amortization of Discounts & Fair Value Adjustments	[7]		$ 35
Accrued Interest at Settlement	[7]		1,195
Borrowing	[7]
Cash Payments of Principal and Interest	[7]
Equity Settlements of Principal and Interest	[7]		(7,647)
Net Carrying Value at 12/31/2021	[7]
Loss (Gain) at Settlement	[7]		$ 2,891
Related party notes – Other Three [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[8]		June 30, 2021
Contractual Interest Rates	[8]
Net Carrying Value at 12/31/2020	[8]	8,303
Amortization of Discounts & Fair Value Adjustments	[8]		$ 137
Accrued Interest at Settlement	[8]		819
Borrowing	[8]
Cash Payments of Principal and Interest	[8]
Equity Settlements of Principal and Interest	[8]		(9,259)
Net Carrying Value at 12/31/2021	[8]
Loss (Gain) at Settlement	[8]		$ 3,500
Related party notes – Other Four [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[8]		Due on Demand, June 30, 2021
Net Carrying Value at 12/31/2020	[8]	1,749
Amortization of Discounts & Fair Value Adjustments	[8]		$ 11
Accrued Interest at Settlement	[8]		378
Borrowing	[8]
Cash Payments of Principal and Interest	[8]
Equity Settlements of Principal and Interest	[8]		(2,138)
Net Carrying Value at 12/31/2021	[8]
Loss (Gain) at Settlement	[8]		$ 808
Related party notes – Other Four [Member] | Minimum [Member]
Settlement prior to the Business Combination:
Contractual Interest Rates	[8]		8.99%
Related party notes – Other Four [Member] | Maximum [Member]
Settlement prior to the Business Combination:
Contractual Interest Rates	[8]		6.99%
Related party notes – Other Five [Member]
Settlement prior to the Business Combination:
Contractual Maturity Date	[8]		June 30, 2021
Contractual Interest Rates	[8]		8.00%
Net Carrying Value at 12/31/2020	[8]	11,578
Amortization of Discounts & Fair Value Adjustments	[8]		$ 57
Accrued Interest at Settlement	[8]		1,693
Borrowing	[8]
Cash Payments of Principal and Interest	[8]
Equity Settlements of Principal and Interest	[8]		(13,328)
Net Carrying Value at 12/31/2021	[8]
Loss (Gain) at Settlement	[8]		5,038
Subtotal settlements in the Business Combination [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020		96,907
Amortization of Discounts & Fair Value Adjustments			456
Accrued Interest at Settlement			13,565
Borrowing			200
Cash Payments of Principal and Interest			(41,925)
Equity Settlements of Principal and Interest			(69,203)
Net Carrying Value at 12/31/2021
Loss (Gain) at Settlement			26,164
Related Party Notes Payable [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020		$ 317,597
Amortization of Discounts & Fair Value Adjustments			1,113
Accrued Interest at Settlement			87,013
Borrowing			200
Cash Payments of Principal and Interest			(41,925)
Equity Settlements of Principal and Interest			(363,998)
Net Carrying Value at 12/31/2021
Loss (Gain) at Settlement			$ 26,164

[1]	During 2016, Faraday & Future (HK) Limited (“F&F HK”) and Leview Mobile (HK) Ltd. (“Leview”) provided the Company with cash contributions for a total of $278,866. F&F HK was previously controlled by the Company’s founder and former CEO and Leview is controlled by the Company’s founder and former CEO. On March 30, 2018, the cash funding was restructured via an agreement in the form of notes payable bearing an annual interest rate of 12.00% and maturing on December 31, 2020. The notes payable are unsecured and there are no covenants associated with these notes payable.
[2]	In 2019, the Company borrowed $10,000 from Evergrande Health Industry Group Limited (“China Evergrande”). China Evergrande is an affiliate of a significant shareholder of the Company. The note payable matured on June 30, 2019. The note payable bore interest at an annual rate of 10.00% if repaid through June 30, 2019 and increased to 15.00% per annum thereafter. The note payable was unsecured and there were no covenants associated with this note payable.
[3]	The Company issued 10% interest notes with various related parties through the Note Purchase Agreements (“NPA”).
[4]	The Company issued the following notes with various related parties in China.
[5]	In December 2020, the Company entered into two notes payable for a total of $424. The notes payable did not have a stated maturity or bear interest. The notes had no covenants and were unsecured. In March 2021, the Company received a $200 bridge loan. The two notes payable totaling $424 and the $200 bridge loan were repaid in cash during the year ended December 31, 2021.
[6]	In November 2019 and December 2019, the Company executed three notes payable with an affiliated company for total principal of $4,160. The notes payable originally matured on December 31, 2020 and bore interest at 6.99%.
[7]	Between January 2020 and August 2020, the Company executed nine notes payable with an affiliated company for a total of $8,422. The notes payable matured on December 31, 2020 and bear interest at 8%, besides one note for $500 which matured on June 30, 2020 and bore interest at 8%. The notes had no covenants and were unsecured.
[8]	The Company issued the following notes with a related party.